TAXES (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE PROVISION FOR INCOME TAXES	(Loss) income before income taxes consisted of:
	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
China	$(1,953,913)	$(954,020)
Loss before income taxes	$(1,953,913)	$(954,020)

SCHEDULE OF PROVISION FOR INCOME TAX

The income tax (benefit) expense is consisted of the following:

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current
China	$31,211	$(40,787)
Deferred
China	(148,385)	55,422
Income tax (benefit) expense	$(117,174)	$14,635

SCHEDULE OF STATUTORY RATE OF EFFECTIVE TAX RATE

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Six Months Ended March 31,
	2026		2025
	(Unaudited)		(Unaudited)
Income tax at expected tax rates	$(488,479)	25.0%	$(238,505)	25.0%
Additional deduction of research and development expenses	(14,617)	0.7%	(12,980)	1.4%
Non-deductible expenses	23,652	(1.2)%	14,911	(1.6)%
Effect of PRC preferential tax rates (1)	(1,240,612)	63.6%	202,166	(21.1)%
Non-PRC entities not subject to PRC tax (2)	585,288	(30.0)%	20,217	(2.2)%
Change of valuation allowance (3)	1,017,594	(52.1)%	-	-
Other	-	-	28,826	(3.0)%
Effective tax rate	$(117,174)	6.0%	$14,635	(1.5)%

(1)

China Oil Blue Ocean and ZJY Technologies were approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%. Xinjiang Breslin is registered in the Khorgos Economic Development Zone, enjoying a preferential policy of full exemption from corporate income tax for five years.

For the six months ended March 31,2026, net income generated by Xinjiang Breslin was offset by the losses of other subsidiaries of the Company, therefore the preferential tax rate of Xinjiang Breslin increased the overall effective tax rate of the Company.

(2)	Leishen Hong Kong is a non-PRC entity not subject to PRC corporate income tax policies. For the six months ended March 31,2026, with the Company in an overall loss position, the net loss of Leishen Hong Kong decreased the overall effective tax rate of the Company.

(3)	Since 2025, ZJY Technologies, Leishen Services, and certain other companies have incurred continuous net losses. As ZJY Technologies and Leishen Services may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred tax assets as of March 31, 2026.

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

Components of deferred tax assets and liabilities were as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Deferred tax assets
Allowance for doubtful accounts	$1,525,526	$1,229,011
Impairment of a long-term investment
Unbilled cost	4,045,974	3,533,431
Net operating loss carryforwards	1,017,594	408,789
Total deferred tax assets	6,589,094	5,171,231
Less: valuation allowance	(1,017,594)	-
Deferred tax assets, net	5,571,500	5,171,231
Deferred tax liabilities
Unbilled revenue	(4,692,113)	(4,350,674)
Other	(110,478)	(218,299)
Total deferred tax liabilities	(4,802,591)	(4,568,973)
Net deferred tax assets	$768,909	$602,258

SCHEDULE OF TAXES PAYABLE

Taxes payable consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
VAT payable	$1,629,024	$857,680
Income taxes payable	2,990,430	2,915,661
Other	9,484	8,397
Total	$4,628,938	$3,781,738